REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Lodrane Products [Member]
Total Revenues	$ 3,403,526	$ 2,424,118	$ 4,200,000
Sales Revenue, Goods, Net, Percentage			97.00%